PACE Select

Prospectus Supplement

PACE® Select Advisors Trust

PACE® Money Market Investments

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Global Real Estate Securities Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses"), each dated November 28, 2012

January 10, 2013

Dear Investor,

The purpose of this supplement is to update information related to certain regulatory requirements affecting the series of PACE Select Advisors Trust. As of January 1, 2013, UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its services to PACE Alternative Strategies Investments.

ZS-599

Accordingly, the Prospectuses are hereby revised as follows, effective immediately:

The section captioned "Additional information" and sub-headed "Other information" on page 130 of the Multi-Class Prospectus and page 124 of the Class P Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

The Trust, with respect to each fund except PACE Alternative Strategies Investments, has claimed an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a CPO under the CEA. The Commodity Futures Trading Commission ("CFTC") has adopted recent amendments to rules under the CEA that significantly affect the exclusion available to the funds, and UBS Global AM is subject to registration and regulation as a CPO under the CEA with respect to its services to PACE Alternative Strategies Investments. The full extent of recordkeeping, reporting and disclosure requirements required by the CFTC with respect to PACE Alternative Strategies Investments remains uncertain. When UBS Global AM becomes subject to these requirements, as well as related National Futures Association requirements, PACE Alternative Strategies Investments may incur additional compliance and other expenses. Also, one or more funds may consider steps, such as substantial investment strategy changes, in order for the Trust (except with respect to PACE Alternative Strategies Investments) to continue to qualify for the CPO exclusion.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE